Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Revenues	$ 6,597,119	$ 5,231,334	$ 23,216,423	$ 15,044,721
Costs and expenses
Cost of sales	6,135,335	5,068,783	21,845,574	15,218,234
General and administrative	1,489,031	2,196,646	9,087,223	15,543,145
Depreciation	276,522	273,087	1,108,186	1,769,621
Total operating expenses	7,900,888	7,538,516	32,040,983	32,531,000
Loss from operations	(1,303,769)	(2,307,182)	(8,824,560)	(17,486,279)
Other income (expense)
Interest income		8,160	34,327	84,603
Other income	63,800		64,800
Interest expense	(659,153)	(49,749)	(1,719,296)	(98,834)
Loss on sale of marketable debt securities – net			(27,160)	(5,255)
Total other income (expense) – net	(595,353)	(41,589)	(1,647,329)	(19,486)
Net loss	$ (1,899,122)	$ (2,348,771)	$ (10,471,889)	$ (17,505,765)
Earnings Per Share - Diluted	$ (0.45)	$ (0.70)	$ (2.79)	$ (5.30)
Earnings Per Share - Basic	$ (0.45)	$ (0.70)	$ (2.79)	$ (5.30)
Weighted Average Shares - Diluted	4,256,304	3,342,924	3,753,038	3,301,484
Weighted Average Shares - Basic	4,256,304	3,342,924	3,753,038	3,301,484
Comprehensive loss:
Change in fair value of debt securities		$ 31,062		$ (39,517)
Total comprehensive loss:	(1,899,122)	(2,317,709)	(10,471,889)	(17,545,282)
Next NRG Holding Corp [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues
Costs and expenses
General and administrative	556,390	900	89,506	10,000
Professional fees			397,665	1,808
Salaries and wages			209,106
Depreciation	4,798		9,992
Total operating expenses			706,269	11,808
Loss from operations	(556,390)	(900)	(706,269)	(11,808)
Other income (expense)
Interest income			234,085	1,556
Unrealized loss on marketable securities - related party	(19,758)
Interest expense	(673,630)		(123,855)	(3,463)
Total other income (expense) – net	140,514		110,230	(1,907)
Net loss	$ (415,876)	$ (900)	$ (596,039)	$ (13,715)
Earnings Per Share - Diluted	$ (0.02)	$ (0.00)	$ (5.96)	$ (0.14)
Earnings Per Share - Basic	$ (0.02)	$ (0.00)	$ (5.96)	$ (0.14)
Weighted Average Shares - Diluted	25,000,000	25,000,000	100,000	100,000
Weighted Average Shares - Basic	25,000,000	25,000,000	100,000	100,000
Related Party [Member]
Other income (expense)
Investment income - related party	$ 345,893	$ 0
Loss on sale of marketable debt securities – net	(19,758)
Related Party [Member] | Next NRG Holding Corp [Member]
Other income (expense)
Interest income	488,009
Investment income - related party	345,893
Unrealized loss on marketable securities - related party	$ (19,758)